UNITED STATES

























SECRITIES AND EXCHANGE COMMISSION

























WASHINGTON D.C. 20549

























FORM 13F

























FORM 13F COVER PAGE

























Report for the Calendar Year or Quarter Ended: September 30, 2001























Check here if Amendment [ ]; Amendment Number:
























This Amendment (Check only one.):
[ ] is a restatement.











[ ] adds new holdings entries.























Institutional Investment Manager Filing this Report:
























Name:
Foster Dykema Cabot & Co., Inc.










Address:
21 Milk Street - 3rd Floor











Boston, MA 02109-5408




































13F File Number:
0001037558





































The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.






































Person Signing this Report on Behalf of Reporting Manager:
























Name:
Philip T. Chaplin











Title:
Vice President











Phone:
617-423-3900
























Signature,
Place,
and Date of Signing:









Philip T. Chaplin
Boston, MA
November 8, 2001






















Report Type (Check only one.):

























[ X] 13F HOLDINGS REPORT.

























[ ] 13F NOTICE.

























[ ] 13F COMBINATION REPORT.






































Report of Other Managers Reporting for this Manager:
0

FORM 13F SUMMARY PAGE

























Report Summary:

























Number of Other Included Managers:
0











Form 13F Information Table Entry Total:
152











dForm 13F Information Table Value Total:
162029











List of Other Included Managers:
None













FORM 13(f) INFORMATION TABLE




















Voting Authority












----------------







Value
Shares/
Sh/
Put/
Invstmt
Other




Name of Issuer
Title of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Managers
Sole
Shared
None

----------------
---------------
------
--------
-------
----
-----
-------
--------
----
------
----


AT&T Corp
COM
001957109
61
3161
SH

Sole

3161



AT&T Wireless SVCS Inc
COM
00209A106
15
1014
SH

Sole

1014



AVX Corp
COM
002444107
332
20400
SH

Sole

20400



Abbott Laboratories
COM
002824100
2239
43183
SH

Sole

43183



Agilent Technologies Inc
COM
00846U101
7
380
SH

Sole

380



Albertsons Inc
COM
013104104
80
2500
SH

Sole

2500



Alcatel
Sponsored ADR
013904305
13
1154
SH

Sole

1154



Allmerica Financial Corp
COM
019754100
413
9200
SH

Sole

9200



American Elec Pwr Inc
COM
025537101
26
600
SH

Sole

600



American Express
COM
025816109
2403
82697
SH

Sole

82697



American Home Products
COM
026609107
1209
20751
SH

Sole

20751



American International Group
COM
026874107
5868
75236
SH

Sole

75236



American Power Conversion
COM
029066107
339
29000
SH

Sole

29000



Anadarko Pete Corp
COM
032511107
183
3800
SH

Sole

3800



Anheuser-Busch Cos
COM
035229103
235
5600
SH

Sole

5600



Apache Corporation
COM
037411105
684
15900
SH

Sole

15900



Automatic Data Processing Inc
COM
053015103
585
12432
SH

Sole

12432



Avaya Inc
COM
053499109
8
797
SH

Sole

797



BP PLC
Sponsored ADR
055622104
1742
35424
SH

Sole

35424



Bank of America Corporation
COM
060505104
478
8191
SH

Sole

8191



Bank New York Inc
COM
064057102
84
2400
SH

Sole

2400



Bank One Corp
COM
06423A103
460
14631
SH

Sole

14631



Bar Hbr Bankshares
COM
066849100
3
200
SH

Sole

200



CINTAS Corp
COM
072908105
97
2400
SH

Sole

2400



Bellsouth Corp
COM
079860102
627
15086
SH

Sole

15086



Berkshire Hathaway Inc DEL
Class A
084670108
8890
127
SH

Sole

127



Berkshire Hathaway Inc DEL
Class B
084670207
7472
3207
SH

Sole

3207



Bristol-Myers Squibb Co
COM
110122108
2097
37739
SH

Sole

37739



Burlington Res Inc
COM
122014103
44
1300
SH

Sole

1300



CIGNA Corp
COM
125509109
25
300
SH

Sole

300



Camden PPTY TR
SH BEN INT
133131102
26
700
SH

Sole

700



Campbell Soup Co
COM
134429109
22
800
SH

Sole

800



Carnival Corp
COM
143658102
1058
48039
SH

Sole

48039



Catellus Development Corp
COM
149111106
1739
99512
SH

Sole

99512



Cedar Fair L P
Depository Unit
150185106
3622
185284
SH

Sole

185284



Certegy Inc
COM
156880106
564
21743
SH

Sole

21743



Chevron
COM
166751107
384
4527
SH

Sole

4527



ChoicePoint Inc
COM
170388102
280
6723
SH

Sole

6723



Cisco Sys Inc
COM
17275R102
36
2960
SH

Sole

2960



Citigroup Inc
COM
172967101
681
16806
SH

Sole

16806



Coca-Cola Co
COM
191216100
1942
41455
SH

Sole

41455



Cohen & Steers Total Return Fd
COM
19247R103
1791
140500
SH

Sole

140500



Colgate Palmolive Co
COM
194162103
635
10900
SH

Sole

10900



Conoco Inc
CLASS A
208251306
259
10200
SH

Sole

10200



Cooper Inds Inc
COM
216669101
21
500
SH

Sole

500



Cornerstone Strategic Return
COM
21923Y105
402
57778
SH

Sole

57778



Costco Wholesale Corp
COM
22160K105
4814
135376
SH

Sole

135376



Dell Computer Corp
COM
247025109
15
800
SH

Sole

800



Deluxe Corp
COM
248019101
10
300
SH

Sole

300



Devon Energy Corp New
COM
25179M103
595
17300
SH

Sole

17300



Dover Corp
COM
260003108
4227
140394
SH

Sole

140394



Duff & Phelps Utils Income Inc
COM
264324104
150
14000
SH

Sole

14000



EMC Corp Mass
COM
268648102
2
195
SH

Sole

195



Eastman Kodak Co
COM
277461109
5
150
SH

Sole

150



EFUNDS Corp
COM
28224R101
3
165
SH

Sole

165



Elan PLC
ADR
284131208
764
15770
SH

Sole

15770



Electronic Data Sys New
COM
285661104
265
4600
SH

Sole

4600



Emerson Electric Co
COM
291011104
1221
25946
SH

Sole

25946



Equifax Inc
COM
294429105
952
43487
SH

Sole

43487



Ericsson L M Tel Co
ADR CL B SEK10
294821400
56
16000
SH

Sole

16000



Ethan Allen Interiors
COM
297602104
699
25400
SH

Sole

25400



Exxon Mobil Corporation
COM
30231G102
2912
73916
SH

Sole

73916



Federal Home Ln Mtg Corp
COM
313400301
3277
50409
SH

Sole

50409



Federal Natl Mtg Assn
COM
313586109
617
7705
SH

Sole

7705



Fifth Third Bancorp
COM
316773100
95
1552
SH

Sole

1552



First Data Corp
COM
319963104
364
6250
SH

Sole

6250



First Financial Fund Inc
COM
320228109
128
10800
SH

Sole

10800



Fleet Boston Financial Corp
COM
339030108
1025
27896
SH

Sole

27896



Gannett Co
COM
364730101
690
11484
SH

Sole

11484



General Electric Co
COM
369604103
6114
164350
SH

Sole

164350



General Mls Inc
COM
370334104
21
470
SH

Sole

470



General Mtrs Corp
COM
370442105
9
200
SH

Sole

200



Genzyme Corp
COM
372917104
908
20000
SH

Sole

20000



Gillette Co
COM
375766102
3414
114562
SH

Sole

114562



GlaxoSmithKline PLC
Sponsored ADR
37733W105
327
5826
SH

Sole

5826



Hewlett Packard Co
COM
428236103
84
5260
SH

Sole

5260



Home Depot Inc
COM
437076102
533
13880
SH

Sole

13880



Illinois Tool Wks Inc
COM
452308109
146
2700
SH

Sole

2700



Intel Corp
COM
458140100
598
29260
SH

Sole

29260



International Business Machs
COM
459200101
1500
16355
SH

Sole

16355



International Flavors&Fragranc
COM
459506101
90
3246
SH

Sole

3246



Ionics Inc
COM
462218108
11
500
SH

Sole

500



Johnson & Johnson
COM
478160104
5732
103464
SH

Sole

103464



Jones Apparel Group Inc
COM
480074103
1336
52400
SH

Sole

52400



Kellogg Co
COM
487836108
55
1825
SH

Sole

1825



Kimberly Clark Corp
COM
494368103
363
5850
SH

Sole

5850



Leucadia National Corp
COM
527288104
452
14500
SH

Sole

14500



Eli Lilly & Co
COM
532457108
1537
19045
SH

Sole

19045



Lucent Technologies
COM
549463107
130
22772
SH

Sole

22772



M & T Bank Corp
COM
55261F104
1169
15800
SH

Sole

15800



MBIA Inc
COM
55262C100
409
8175
SH

Sole

8175



Manpower Inc
COM
56418H100
1478
56130
SH

Sole

56130



Marsh & McLennan Cos Inc
COM
571748102
238
2462
SH

Sole

2462



Masco Corp
COM
574599106
20
1000
SH

Sole

1000



McCormick & Co Inc
COM
579780206
46
1000
SH

Sole

1000



McDonalds Corp
COM
580135101
734
27034
SH

Sole

27034



McGraw Hill Companies
COM
580645109
349
6000
SH

Sole

6000



Medtronic Inc
COM
585055106
639
14696
SH

Sole

14696



Merck & Co
COM
589331107
2109
31670
SH

Sole

31670



Merrill Lynch & Co Inc
COM
590188108
16
400
SH

Sole

400



Metals USA Inc
COM
591324108
7
5000
SH

Sole

5000



Microsoft Corp
COM
594918104
364
7114
SH

Sole

7114



Minnesota Mng & Mfg Co
COM
604059105
697
7081
SH

Sole

7081



JP Morgan Chase & Co
COM
616880100
212
6210
SH

Sole

6210



Motorola Inc
COM
620076109
42
2700
SH

Sole

2700



Nextel Partners Inc
Class A
65333F107
81
12000
SH

Sole

12000



Nortel Networks Corp New
COM
656568102
1
180
SH

Sole

180



Nucor Corp
COM
670346105
220
5550
SH

Sole

5550



Oracle Corp
COM
68389X105
79
6300
SH

Sole

6300



Pall Corp
COM
696429307
435
22350
SH

Sole

22350



Pepsico Inc
COM
713448108
1217
25094
SH

Sole

25094



Pfizer Inc
COM
717081103
2777
69251
SH

Sole

69251



Philip Morris Cos Inc
COM
718154107
768
15900
SH

Sole

15900



Phillips Petroleum Co
COM
718507106
545
10100
SH

Sole

10100



Pitney Bowes Inc
COM
724479100
874
22892
SH

Sole

22892



Procter & Gamble Co
COM
742718109
1756
24130
SH

Sole

24130



Progressive Corp
COM
743315103
641
4787
SH

Sole

4787



Qwest Communications Intl Inc
COM
749121109
16
981
SH

Sole

981



Royal Dutch Pete Co
NY REG GLD1.25
780257804
505
10048
SH

Sole

10048



SBC Communications Inc
COM
78387G103
729
15481
SH

Sole

15481



SPDR TR
UNIT SER 1
78462F103
12240
117200
SH

Sole

117200



Sara Lee Corp
COM
803111103
149
7000
SH

Sole

7000



Schering-Plough Corp.
COM
806605101
703
18952
SH

Sole

18952



Schlumberger Ltd
COM
806857108
503
11006
SH

Sole

11006



Sector SPDR TR
SBI INT-TECH
81369Y803
4495
233500
SH

Sole

233500



Service Corp International
COM
817565104
562
93400
SH

Sole

93400



Servicemaster Co
COM
81760N109
4309
388583
SH

Sole

388583



Shell Trans & Trading PLC
NEW YORK SH NEW
822703609
13
300
SH

Sole

300



Sigma Aldrich Corp
COM
826552101
382
8450
SH

Sole

8450



Southern Co
COM
842587107
10
436
SH

Sole

436



Southwest Airlines Co
COM
844741108
1109
74700
SH

Sole

74700



Staples Inc
COM
855030102
41
3050
SH

Sole

3050



State Street Corp
COM
857477103
132
2900
SH

Sole

2900



Sun Microsystems Inc
COM
866810104
32
3900
SH

Sole

3900



SunGard Data Systems Inc
COM
867363103
1024
43800
SH

Sole

43800



Sysco Corp
COM
871829107
1218
47682
SH

Sole

47682



TJX Companies Inc
COM
872540109
507
15400
SH

Sole

15400



Tenet Healthcare Corp
COM
88033G100
925
15500
SH

Sole

15500



Texaco Inc
COM
881694103
544
8366
SH

Sole

8366



Tootsie Roll
COM
890516107
698
18256
SH

Sole

18256



Tyco Int'l Ltd New
COM
902124106
9364
205806
SH

Sole

205806



UST Inc
COM
902911106
40
1200
SH

Sole

1200



US Bancorp
COM
902973304
268
12076
SH

Sole

12076



USA Education Inc
COM
90390U102
58
700
SH

Sole

700



Verizon Communications
COM
92343V104
716
13229
SH

Sole

13229



Vodafone Group PLC New
Sponsored ADR
92857W100
74
3380
SH

Sole

3380



Walmart Stores Inc
COM
931142103
2419
48862
SH

Sole

48862



Walgreen Co
COM
931422109
336
9750
SH

Sole

9750



Washington Real Estate Invt TR
SH BEN INT
939653101
28
1200
SH

Sole

1200



Wells Fargo & Co
COM
949746101
3497
78673
SH

Sole

78673



XEROX Corp
COM
984121103
2
300
SH

Sole

300



Zimmer Holdings Inc
COM
98956P102
31
1124
SH

Sole

1124















